Schedule of accounts receivables (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Account receivables	$ 741,445	$ 953,424		$ 496,012
Less: allowance for expected credit losses	(100,721)	(129,517)			$ (546,892)
Account receivables, net	$ 640,724	$ 823,907		$ 496,012